Volkswagen Auto Lease Trust 2022-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-22	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		7/18/2022
2	Payment Date		7/20/2022
3	Collection Period	4/30/2022	6/30/2022	62
4	Monthly Interest Period - Actual	6/14/2022	7/19/2022	36
5	Monthly Interest - 30/360	6/14/2022	7/19/2022	36

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	151,000,000.00	151,000,000.00	—	64,786,821.91	86,213,178.09	0.5709482
7	Class A-2 Notes	385,000,000.00	385,000,000.00	—	—	385,000,000.00	1.0000000
8	Class A-3 Notes	385,000,000.00	385,000,000.00	—	—	385,000,000.00	1.0000000
9	Class A-4 Notes	79,000,000.00	79,000,000.00	—	—	79,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$1,000,000,000.00	$—	$64,786,821.91	$935,213,178.09

11	Overcollateralization	162,791,075.45	162,791,075.45			180,200,731.64

12	Total Securitization Value	$1,162,791,075.45	$1,162,791,075.45			$1,115,413,909.73

13	NPV Lease Payments Receivable	525,552,923.13	525,552,923.13			480,030,617.53
14	NPV Base Residual	637,238,152.32	637,238,152.32			635,383,292.20
15	Number of Leases	40,751	40,751			40,004

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	1.72100%	N/A	259,871.00	1.7210000	65,046,692.91	430.7728008
17	Class A-2 Notes	3.02000%	N/A	1,162,700.00	3.0200000	1,162,700.00	3.0200000
18	Class A-3 Notes	3.44000%	N/A	1,324,400.00	3.4400000	1,324,400.00	3.4400000
19	Class A-4 Notes	3.65000%	N/A	288,350.00	3.6500000	288,350.00	3.6500000

	Equals: Total Securities			3,035,321.00		67,822,142.91

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Lease Payments Received	43,742,076.80
21	Pull Ahead Waived Payments	—
22	Sales Proceeds - Early Terminations	25,957,976.41
23	Sales Proceeds - Scheduled Terminations	—
24	Security Deposits for Terminated Accounts	350.00
25	Excess Wear and Tear Received	—
26	Excess Mileage Charges Received	130.00
27	Proceeds Received on Defaulted Leases and Other Recoveries	28,850.35

28	Subtotal: Total Collections	69,729,383.56

29	Repurchase Payments	—
30	Postmaturity Term Extension	—
31	Investment Earnings on Collection Account	35,744.48

32	Total Available Funds, prior to Servicer Advances	69,765,128.04

33	Servicer Advance	—

34	Total Available Funds	69,765,128.04

35	Reserve Account Draw	—

36	Available for Distribution	69,765,128.04

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 82)		—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		—
40	Servicing Fee Due in Current Period		1,937,985.13
41	Servicing Fee Shortfall		—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		—
44	Administration Fee Due in Current Period		5,000.00
45	Administration Fee Shortfall		—
46	Interest Shortfall from Prior Periods
47	Interest Paid to Noteholders		3,035,321.00
48	First Priority Principal Distribution Amount		—
49	Amount Paid to Reserve Account to Reach Specified Balance		—
50	Subtotal: Remaining Available Funds	64,786,821.91
51	Regular Principal Distribution Amount	70,632,662.34
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		64,786,821.91
53	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		—

54	Remaining Available Funds		—

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,000,000,000.00
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,115,413,909.73)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,000,000,000.00
61	Less: Targeted Note Balance		(929,367,337.66)
62	Less: First Priority Principal Distribution Amount		—

63	Regular Principal Distribution Amount		70,632,662.34

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,115,413,909.73
66	Less: Targeted Overcollateralization Amount (16.00% of Initial Securitization Value)		(186,046,572.07)

67	Targeted Note Balance		929,367,337.66

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 32)		69,765,128.04
70	Less: Payment Date Advance Reimbursement (Item 82)		—
71	Less: Servicing Fees Paid (Items 39, 40 and 41)		1,937,985.13
72	Less: Administration Fees Paid (Items 43, 44 and 45)		5,000.00
73	Less: Interest Paid to Noteholders (Item 47)		3,035,321.00
74	Less: 1st Priority Principal Distribution (Item 58)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		64,786,821.91
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 75 > 0)		N/A

77	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)		—

78	Total Available Funds after Servicer Advance (Item 76 plus Item 77)		64,786,821.91

79	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		2,906,977.69
87	Initial Reserve Account Balance		2,906,977.69
88	Beginning Reserve Account Balance		2,906,977.69
89	Plus: Net Investment Income for the Collection Period		1,622.42

90	Subtotal: Reserve Fund Available for Distribution		2,908,600.11
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)		—
92	Less: Reserve Account Draw Amount (Item 79)		—

93	Subtotal Reserve Account Balance		2,908,600.11
94	Less: Excess Reserve Account Funds to Transferor (If Item 93> Item 86)		1,622.42

95	Equals: Ending Reserve Account Balance		2,906,977.69

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	—	—
99	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		—
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
101	Less: Excess Wear and Tear Received		—
102	Less: Excess Mileage Received		(130.00)

103	Current Period Net Residual Losses/(Gains)	—	(130.00)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	—	—
106	Current Period Net Residual Losses (Item 103)	—	(130.00)

107	Ending Cumulative Net Residual Losses	—	(130.00)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

G.	POOL STATISTICS
				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,162,791,075.45	1,115,413,909.73
111	Aggregate Base Residual Value			790,858,748.94	776,292,426.86
112	Number of Current Contracts			40,751	40,004
113	Weighted Average Lease Rate			2.83%	2.82%
114	Average Remaining Term			26.4	24.3
115	Average Original Term			40.5	40.5
116	Proportion of Base Prepayment Assumption Realized				374.23%
117	Actual Monthly Prepayment Speed				1.52%
118	Turn-in Ratio on Scheduled Terminations				0.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		40,751	1,373,573,758.74	1,162,791,075.45
120	Depreciation/Payments			(37,257,584.40)	(25,425,685.94)
121	Gross Credit Losses		(1)	(37,795.11)	(35,499.26)
122	Early Terminations - Purchased by Customer		(107)	(3,561,611.99)	(3,022,743.73)
123	Early Terminations - Sold at Auction		(1)	(41,082.21)	(33,834.22)
124	Early Terminations - Purchased by Dealer		(638)	(22,086,089.60)	(18,859,402.57)
125	Early Terminations - Lease Pull Aheads		—	—	—
126	Scheduled Terminations - Purchased by Customer	—	—	—	—
127	Scheduled Terminations - Sold at Auction	—	—	—	—
128	Scheduled Terminations - Purchased by Dealer	—	—	—	—

129	Pool Balance - End of Period		40,004	1,310,589,595.43	1,115,413,909.73

			Units	Securitization Value	Percentage
130	Delinquencies Aging Profile - End of Period
131	Current		39,867	1,111,564,941.57	99.65%
132	31 - 60 Days Delinquent		114	3,257,334.73	0.29%
133	61 - 90 Days Delinquent		23	591,633.43	0.05%
134	91+ Days Delinquent		—	—	0.00%

135	Total		40,004	1,115,413,909.73	100.00%

136	Delinquency Trigger				6.86%
137	Delinquency Percentage (61 - Day Delinquent Receivables)				0.05%
138	Delinquency Trigger occurred in this collection Period?				No

				Units	Amounts
139	Credit Losses:
140	Aggregate Securitization Value on charged-off units			1	35,499.26
141	Aggregate Liquidation Proceeds on charged-off units				(28,850.35)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
144	Recoveries on charged-off units				—

145	Current Period Aggregate Net Credit Losses/(Gains)			1	6,648.91

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			—	—
148	Current Period Net Credit Losses (Item 145)			1	6,648.91

149	Ending Cumulative Net Credit Losses			1	6,648.91

150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

					Units
151	Aging of Scheduled Maturies Not Sold
152	0 - 60 Days since Contract Maturity				—
153	61 - 120 Days since Contract Maturity				—
154	121+ Days since Contract Maturity				—

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

VW CREDIT, INC., as Servicer